Employee benefit liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Benefit Liabilities [Abstract]
Employee benefit liabilities
Note 20 – Employee benefit liabilities

Liabilities for employee benefits comprise:

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Employee benefit	3,068	2,804	846
Accrual for annual leave	1,125	952	310
Defined benefit schemes (note 23)	1,055	878	291
	5,248	4,634	1,447

Estimates and assumptions
The costs, assets and liabilities of the defined benefit schemes operating by the Company are determined using methods relying on actuarial estimates and assumptions. Details of the key assumptions are set out in note 24. The Company takes advice from independent actuaries relating to the appropriateness of the assumptions. Changes in the assumptions used may have a significant effect on the consolidated statement of comprehensive income and the consolidated statement of financial position.